Note 3 - Balance Sheet Components - Prepaid Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid clinical trial costs	$ 832,889	$ 1,197,679	$ 1,524,813
Prepaid insurance premiums	112,681	165,067	220,675
Prepaid rent	25,974	16,000	13,045
Prepaid contract manufacturing costs	0	783,321	0
Other prepaid expenses	60,333	66,843	10,000
Total prepaid expenses	$ 1,031,877	$ 2,228,910	$ 1,768,533